Consolidated Statements of Changes in Equity (Deficiency) - CAD ($)	Convertible preferred shares	Convertible preferred shares issuable	Common Stock	Share-based payment reserve	Warrant reserve	Total reserves $	Retained Earnings	AOCI Attributable to Parent	Total
Equity Balance, Starting at Jul. 31, 2017	$ 0		$ 12,297,109	$ 27,464	$ 0	$ 27,464	$ (12,460,230)	$ 0	$ (135,657)
Shares Outstanding, Starting at Jul. 31, 2017	0		2,843,636
Stock Issued During Period, Value, New Issues	$ 2,000,000	$ 0	$ 0	0	0	0	0	0	2,000,000
Stock Issued During Period, Shares, New Issues	40,000,000		0
Stock Issued During Period, Value, Stock Options Exercised	$ 0	2,000,000	$ 0	0	0	0	0	0	2,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	0		0
Fair value of preferred shares finders' warrants, Value	$ (141,440)	$ 0	$ 0	$ 0	$ 141,440	$ 141,440	$ 0	$ 0	$ 0
Fair value of preferred shares finders' warrants, Shares	0		0
Issuance of 59,370,000 special warrants, Value	0	0	0	0	2,968,500	2,968,500	0	0	2,968,500
Issuance of 59,370,000 special warrants, Shares	0		0
Issuance of 3,757,000 finders' special warrants, Value	0	0	(187,850)	0	187,850	187,850	0	0	0
Issuance of 3,757,000 finders' special warrants, Shares	0		0
Issuance of 57,120,000 special warrants, Value	0	0	0	0	2,856,000	2,856,000	0	0	2,856,000
Issuance of 57,120,000 special warrants, Shares	0		0
Issuance of 5,292,000 finders' special warrants, Value	0	0	(264,600)	0	264,600	264,600	0	0	0
Issuance of 5,292,000 finders' special warrants, Shares	0		0
Issuance of 12,690,000 special warrants, Value	0	0	0	0	634,500	634,500	0	0	634,500
Issuance of 12,690,000 special warrants, Shares	0		0
Issuance of 1,220,000 finders' special warrants, Value	0	0	(61,000)	0	61,000	61,000	0	0	0
Issuance of 1,220,000 finders' special warrants, Shares	0		0
Conversion of special warrants, Value	0	0	5,824,500	0	(5,824,500)	(5,824,500)	0	0	0
Conversion of special warrants, Shares	0		116,490,000
Conversion of 3,757,000 finders' special warrants, Value	0	0	187,850	0	(187,850)	(187,850)	0	0	0
Conversion of 3,757,000 finders' special warrants, Shares	0		3,757,000
Conversion of 5,292,000 finders' special warrants, Value	0	0	264,600	0	(264,600)	(264,600)	0	0	0
Conversion of 5,292,000 finders' special warrants, Shares	0		5,292,000
Private placements, Value	0	0	31,137,159	0	0	0	0	0	31,137,159
Private placements, Shares	0		94,355,026
Proceeds from warrants exercised, Value	0	0	252,500	0	0	0	0	0	252,500
Proceeds from warrants exercised, Shares	0		5,050,000
Share issuance costs, Value	(103,839)	0	(4,017,695)	0	1,209,136	1,209,136	0	0	(2,912,398)
Share issuance costs, Shares	0		0
Shares Granted, Value, Share-based Payment Arrangement, after Forfeiture	$ 0	$ 0	$ 0	$ 3,250,476	$ 0	$ 3,250,476	$ 0	$ 0	$ 3,250,476
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	0		0
Foreign subsidiary currency translation loss									0
Net Income (Loss)	$ 0	0	$ 0	0	0	0	(7,825,089)	0	(7,825,089)
Shares Outstanding, Ending at Jul. 31, 2018	40,000,000		227,787,662
Equity Balance, Ending at Jul. 31, 2018	$ 1,754,721	2,000,000	$ 45,432,573	3,277,940	2,046,076	5,324,016	(20,285,319)	0	34,225,991
Stock Issued During Period, Value, New Issues	$ 2,000,000	$ (2,000,000)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Stock Issued During Period, Shares, New Issues	40,000,000		0
Proceeds from warrants exercised, Value	0	0	890,500	0	0	0	0	0	890,500
Proceeds from warrants exercised, Shares	0		17,810,000
Shares Granted, Value, Share-based Payment Arrangement, after Forfeiture	$ 0	$ 0	$ 0	$ 7,329,800	$ 0	$ 7,329,800	$ 0	$ 0	$ 7,329,800
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	0		0
Stock Issued During Period, Value, Conversion of Convertible Securities, Net of Adjustments	$ (1,365,780)	$ 0	$ 1,365,780	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Stock Issued During Period, Shares, Conversion of Convertible Securities	(29,100,000)		29,100,000
Conversion of 4,000,000 special finder warrants, Value	0	0	141,440	0	(141,440)	(141,440)	0	0	0
Conversion of 4,000,000 special finder warrants, Shares	0		4,000,000
Conversion of 12,690,000 special warrants, Value	0	0	634,500	0	(634,500)	(634,500)	0	0	0
Conversion of 12,690,000 special warrants, Shares	0		12,690,000
Conversion of 1,220,000 special finder warrants, Value	0	0	61,000	0	(61,000)	(61,000)	0	0	0
Conversion of 1,220,000 special finder warrants, Shares	0		1,220,000
Foreign subsidiary currency translation loss	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (796)	$ (796)
Net Income (Loss)	$ 0	0	$ 0	0	0	0	(18,611,721)	0	(18,611,721)
Shares Outstanding, Ending at Jul. 31, 2019	50,900,000		292,607,662
Equity Balance, Ending at Jul. 31, 2019	$ 2,388,941	$ 0	$ 48,525,793	$ 10,607,740	$ 1,209,136	$ 11,816,876	$ (38,897,040)	$ (796)	$ 23,833,774